Shareholder Report, Holdings (Details) - God Bless America ETF	Aug. 31, 2024
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
The Boeing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
The Allstate Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Charter Communications, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%